VGOF-P7 05/25

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED MAY 27, 2025 TO THE

SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

All references to prospectus@franklintempleton.com and to 1-877-721-1926 in the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A are replaced with ETFs-Product@franklintempleton.com and (800) DIAL BEN/342-5236, respectively.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON ETF INVESTMENT TRUST

ClearBridge Large Cap Growth ESG ETF	August 1, 2024 and February 28, 2025 (SAI), respectively

Franklin ClearBridge Enhanced Income ETF	February 28, 2025

Franklin International Low Volatility High Dividend Index ETF	August 1, 2024

Franklin U.S. Low Volatility High Dividend Index ETF	August 1, 2024

Royce Quant Small-Cap Quality Value ETF	August 1, 2024

Western Asset Short Duration Income ETF	August 1, 2024

Western Asset Total Return ETF	August 1, 2024

Please retain this supplement for future reference.